Penn Series Funds, Inc.
Schedule of Investments — March 31, 2025 (Unaudited)
Large Core Growth Fund
	Number of Shares	Value†
COMMON STOCKS — 96.8%
Apparel — 1.3%
LVMH Moet Hennessy Louis Vuitton S.E., ADR	13,541	$1,677,324
Auto Manufacturers — 1.4%
Ferrari N.V.	4,307	1,842,879
Beverages — 2.6%
The Coca-Cola Co.	46,315	3,317,080
Commercial Services — 5.0%
Equifax, Inc.	9,828	2,393,708
S&P Global, Inc.	5,225	2,654,823
TransUnion	4,172	346,234
Verisk Analytics, Inc.	3,334	992,265
		6,387,030
Computers — 7.0%
Apple, Inc.	40,133	8,914,743
Diversified Financial Services — 11.8%
Intercontinental Exchange, Inc.	27,742	4,785,495
Mastercard, Inc., Class A	6,737	3,692,685
Visa, Inc., Class A	18,440	6,462,482
		14,940,662
Environmental Control — 2.9%
Waste Connections, Inc.	19,115	3,731,057
Healthcare Products — 5.8%
Danaher Corp.	12,250	2,511,250
IDEXX Laboratories, Inc.*	2,215	930,189
Intuitive Surgical, Inc.*	4,741	2,348,075
The Cooper Cos., Inc.*	18,760	1,582,406
		7,371,920
Healthcare Services — 3.8%
UnitedHealth Group, Inc.	9,211	4,824,261
Internet — 15.0%
Alphabet, Inc., Class A	45,577	7,048,027
Alphabet, Inc., Class C	2,708	423,071
Amazon.com, Inc.*	31,861	6,061,874
Booking Holdings, Inc.	443	2,040,861
CDW Corp.	7,194	1,152,910
VeriSign, Inc.*	8,995	2,283,561
		19,010,304
Real Estate — 1.8%
CoStar Group, Inc.*	28,626	2,268,038
Retail — 0.7%
The Home Depot, Inc.	2,257	827,168
Semiconductors — 11.1%
Broadcom, Inc.	4,634	775,871
NVIDIA Corp.	105,597	11,444,603
Taiwan Semiconductor Manufacturing Co., Ltd., ADR	11,440	1,899,040
		14,119,514
	Number of Shares	Value†

Software — 23.7%
Autodesk, Inc.*	7,312	$1,914,282
Broadridge Financial Solutions, Inc.	8,623	2,090,733
Intuit, Inc.	4,635	2,845,844
Microsoft Corp.	36,257	13,610,515
MSCI, Inc.	5,473	3,094,981
Salesforce, Inc.	13,720	3,681,899
Synopsys, Inc.*	2,335	1,001,365
Veeva Systems, Inc., Class A*	7,961	1,844,006
		30,083,625
Telecommunications — 1.7%
Motorola Solutions, Inc.	4,858	2,126,881
Transportation — 1.2%
Old Dominion Freight Line, Inc.	9,505	1,572,602
TOTAL COMMON STOCKS (Cost $94,088,815)		123,015,088

REAL ESTATE INVESTMENT TRUSTS — 1.7%
Diversified — 1.7%
Equinix, Inc. (Cost $2,216,875)	2,615	2,132,140

SHORT-TERM INVESTMENTS — 0.9%
BlackRock Liquidity FedFund - Institutional Shares (seven-day effective yield 4.230%) (Cost $1,089,257)	1,089,257	1,089,257
TOTAL INVESTMENTS — 99.4% (Cost $97,394,947)		$126,236,485
Other Assets & Liabilities — 0.6%		743,090
TOTAL NET ASSETS — 100.0%		$126,979,575

†	See Security Valuation Note in the most recent semi-annual or annual report.
*	Non-income producing security.
ADR— American Depositary Receipt.
N.V.— Naamloze Vennootschap.
S.E.— Societas Europaea.
Country Weightings as of 3/31/2025††
United States	93%
Canada	3
Taiwan	2
Italy	1
France	1
Total	100%
††	% of total investments as of March 31, 2025.

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